Capital assets - Recovery Amounts (Details)	12 Months Ended
Dec. 31, 2023 $ / MMBTU $ / bbl $ / MMBTU
2024 | Brent Crude ($US/bbl)
Disclosure of Capital assets [Line Items]
Benchmark price forecasts used to calculate the recoverable amounts	78.00
2024 | WTI Crude ($US/bbl)
Disclosure of Capital assets [Line Items]
Benchmark price forecasts used to calculate the recoverable amounts	73.67
2024 | Light Sour Crude ($/bbl)
Disclosure of Capital assets [Line Items]
Benchmark price forecasts used to calculate the recoverable amounts	93.35
2024 | SK Plant Gate Gas - Spot Gas ($/MMbtu)
Disclosure of Capital assets [Line Items]
Benchmark price forecasts used to calculate the recoverable amounts | $ / MMBTU	1.98
2024 | Henry Hub Gas ($ US/MMbtu)
Disclosure of Capital assets [Line Items]
Benchmark price forecasts used to calculate the recoverable amounts | $ / MMBTU	2.75
2025 | Brent Crude ($US/bbl)
Disclosure of Capital assets [Line Items]
Benchmark price forecasts used to calculate the recoverable amounts	79.18
2025 | WTI Crude ($US/bbl)
Disclosure of Capital assets [Line Items]
Benchmark price forecasts used to calculate the recoverable amounts	74.98
2025 | Light Sour Crude ($/bbl)
Disclosure of Capital assets [Line Items]
Benchmark price forecasts used to calculate the recoverable amounts	95.50
2025 | SK Plant Gate Gas - Spot Gas ($/MMbtu)
Disclosure of Capital assets [Line Items]
Benchmark price forecasts used to calculate the recoverable amounts | $ / MMBTU	3.15
2025 | Henry Hub Gas ($ US/MMbtu)
Disclosure of Capital assets [Line Items]
Benchmark price forecasts used to calculate the recoverable amounts | $ / MMBTU	3.64
2026 | Brent Crude ($US/bbl)
Disclosure of Capital assets [Line Items]
Benchmark price forecasts used to calculate the recoverable amounts	80.36
2026 | WTI Crude ($US/bbl)
Disclosure of Capital assets [Line Items]
Benchmark price forecasts used to calculate the recoverable amounts	76.14
2026 | Light Sour Crude ($/bbl)
Disclosure of Capital assets [Line Items]
Benchmark price forecasts used to calculate the recoverable amounts	96.53
2026 | SK Plant Gate Gas - Spot Gas ($/MMbtu)
Disclosure of Capital assets [Line Items]
Benchmark price forecasts used to calculate the recoverable amounts | $ / MMBTU	3.83
2026 | Henry Hub Gas ($ US/MMbtu)
Disclosure of Capital assets [Line Items]
Benchmark price forecasts used to calculate the recoverable amounts | $ / MMBTU	4.02
2027 | Brent Crude ($US/bbl)
Disclosure of Capital assets [Line Items]
Benchmark price forecasts used to calculate the recoverable amounts	81.79
2027 | WTI Crude ($US/bbl)
Disclosure of Capital assets [Line Items]
Benchmark price forecasts used to calculate the recoverable amounts	77.66
2027 | Light Sour Crude ($/bbl)
Disclosure of Capital assets [Line Items]
Benchmark price forecasts used to calculate the recoverable amounts	98.46
2027 | SK Plant Gate Gas - Spot Gas ($/MMbtu)
Disclosure of Capital assets [Line Items]
Benchmark price forecasts used to calculate the recoverable amounts | $ / MMBTU	3.91
2027 | Henry Hub Gas ($ US/MMbtu)
Disclosure of Capital assets [Line Items]
Benchmark price forecasts used to calculate the recoverable amounts | $ / MMBTU	4.10
2028 | Brent Crude ($US/bbl)
Disclosure of Capital assets [Line Items]
Benchmark price forecasts used to calculate the recoverable amounts	83.41
2028 | WTI Crude ($US/bbl)
Disclosure of Capital assets [Line Items]
Benchmark price forecasts used to calculate the recoverable amounts	79.22
2028 | Light Sour Crude ($/bbl)
Disclosure of Capital assets [Line Items]
Benchmark price forecasts used to calculate the recoverable amounts	100.43
2028 | SK Plant Gate Gas - Spot Gas ($/MMbtu)
Disclosure of Capital assets [Line Items]
Benchmark price forecasts used to calculate the recoverable amounts | $ / MMBTU	3.99
2028 | Henry Hub Gas ($ US/MMbtu)
Disclosure of Capital assets [Line Items]
Benchmark price forecasts used to calculate the recoverable amounts | $ / MMBTU	4.18
2029 | Brent Crude ($US/bbl)
Disclosure of Capital assets [Line Items]
Benchmark price forecasts used to calculate the recoverable amounts	85.09
2029 | WTI Crude ($US/bbl)
Disclosure of Capital assets [Line Items]
Benchmark price forecasts used to calculate the recoverable amounts	80.80
2029 | Light Sour Crude ($/bbl)
Disclosure of Capital assets [Line Items]
Benchmark price forecasts used to calculate the recoverable amounts	102.44
2029 | SK Plant Gate Gas - Spot Gas ($/MMbtu)
Disclosure of Capital assets [Line Items]
Benchmark price forecasts used to calculate the recoverable amounts | $ / MMBTU	4.08
2029 | Henry Hub Gas ($ US/MMbtu)
Disclosure of Capital assets [Line Items]
Benchmark price forecasts used to calculate the recoverable amounts | $ / MMBTU	4.27
2030 | Brent Crude ($US/bbl)
Disclosure of Capital assets [Line Items]
Benchmark price forecasts used to calculate the recoverable amounts	86.79
2030 | WTI Crude ($US/bbl)
Disclosure of Capital assets [Line Items]
Benchmark price forecasts used to calculate the recoverable amounts	82.42
2030 | Light Sour Crude ($/bbl)
Disclosure of Capital assets [Line Items]
Benchmark price forecasts used to calculate the recoverable amounts	104.49
2030 | SK Plant Gate Gas - Spot Gas ($/MMbtu)
Disclosure of Capital assets [Line Items]
Benchmark price forecasts used to calculate the recoverable amounts | $ / MMBTU	4.16
2030 | Henry Hub Gas ($ US/MMbtu)
Disclosure of Capital assets [Line Items]
Benchmark price forecasts used to calculate the recoverable amounts | $ / MMBTU	4.35
2031 | Brent Crude ($US/bbl)
Disclosure of Capital assets [Line Items]
Benchmark price forecasts used to calculate the recoverable amounts	88.52
2031 | WTI Crude ($US/bbl)
Disclosure of Capital assets [Line Items]
Benchmark price forecasts used to calculate the recoverable amounts	84.06
2031 | Light Sour Crude ($/bbl)
Disclosure of Capital assets [Line Items]
Benchmark price forecasts used to calculate the recoverable amounts	106.58
2031 | SK Plant Gate Gas - Spot Gas ($/MMbtu)
Disclosure of Capital assets [Line Items]
Benchmark price forecasts used to calculate the recoverable amounts | $ / MMBTU	4.25
2031 | Henry Hub Gas ($ US/MMbtu)
Disclosure of Capital assets [Line Items]
Benchmark price forecasts used to calculate the recoverable amounts | $ / MMBTU	4.44
2032 | Brent Crude ($US/bbl)
Disclosure of Capital assets [Line Items]
Benchmark price forecasts used to calculate the recoverable amounts	90.29
2032 | WTI Crude ($US/bbl)
Disclosure of Capital assets [Line Items]
Benchmark price forecasts used to calculate the recoverable amounts	85.75
2032 | Light Sour Crude ($/bbl)
Disclosure of Capital assets [Line Items]
Benchmark price forecasts used to calculate the recoverable amounts	108.71
2032 | SK Plant Gate Gas - Spot Gas ($/MMbtu)
Disclosure of Capital assets [Line Items]
Benchmark price forecasts used to calculate the recoverable amounts | $ / MMBTU	4.34
2032 | Henry Hub Gas ($ US/MMbtu)
Disclosure of Capital assets [Line Items]
Benchmark price forecasts used to calculate the recoverable amounts | $ / MMBTU	4.53
2033 | Brent Crude ($US/bbl)
Disclosure of Capital assets [Line Items]
Benchmark price forecasts used to calculate the recoverable amounts	92.10
2033 | WTI Crude ($US/bbl)
Disclosure of Capital assets [Line Items]
Benchmark price forecasts used to calculate the recoverable amounts	87.46
2033 | Light Sour Crude ($/bbl)
Disclosure of Capital assets [Line Items]
Benchmark price forecasts used to calculate the recoverable amounts	110.88
2033 | SK Plant Gate Gas - Spot Gas ($/MMbtu)
Disclosure of Capital assets [Line Items]
Benchmark price forecasts used to calculate the recoverable amounts | $ / MMBTU	4.43
2033 | Henry Hub Gas ($ US/MMbtu)
Disclosure of Capital assets [Line Items]
Benchmark price forecasts used to calculate the recoverable amounts | $ / MMBTU	4.62
2033 and beyond
Disclosure of Capital assets [Line Items]
Commodity price forecast inflation rate percentage	2.00%